Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dimensional ETF Trust
Entity Central Index Key	0001816125
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Dimensional California Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional California Municipal Bond ETF
Class Name	Dimensional California Municipal Bond ETF
Trading Symbol	DFCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional California Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional California Municipal Bond ETF	$9	0.19%[1]
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 401,822,000
Holdings Count | $ / shares	329
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$401,822
Number of Holdings	329
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	30.1%
School District	20.5%
General	19.7%
Water	7.7%
Higher Education	6.7%
Medical	6.4%
Power	4.6%
Education	1.7%
Information Technology	0.9%
Transportation	0.6%
Tobacco Settlement	0.4%
Airport	0.4%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	12.6%
1 to 3 Years	5.8%
3 to 5 Years	6.3%
5 to 10 Years	21.2%
Greater than 10 Years	54.1%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Core Fixed Income ETF
Class Name	Dimensional Core Fixed Income ETF
Trading Symbol	DFCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Core Fixed Income ETF	$9	0.17%1,[2]
[2],[3]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[2],[3]
Net Assets	$ 6,616,515,000
Holdings Count | $ / shares	1,677
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$6,616,515
Number of Holdings	1,677
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	35.1%
U.S. Government Agency Mortgages	21.0%
Financials	16.1%
Energy	5.9%
Health Care	3.6%
Information Technology	2.9%
Utilities	2.8%
Consumer Staples	2.8%
Communication Services	2.7%
Real Estate	2.3%
Consumer Discretionary	2.0%
Industrials	1.5%
Materials	1.2%
Sovereign Bond	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.6%
1 to 3 Years	11.4%
3 to 5 Years	9.4%
5 to 10 Years	28.6%
Greater than 10 Years	37.0%
[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Core Equity Market ETF
Class Name	Dimensional Emerging Core Equity Market ETF
Trading Symbol	DFAE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Core Equity Market ETF	$17	0.35%[1]
[5]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[5]
Net Assets	$ 5,298,618,000
Holdings Count | $ / shares	6,147
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,298,618
Number of Holdings	6,147
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.8%
HDFC Bank, Ltd.	1.2%
Xiaomi Corp.	1.0%
China Construction Bank Corp.	0.9%
ICICI Bank, Ltd.	0.8%
SK Hynix, Inc.	0.7%
Meituan	0.7%

Top Countries (% of Total Investments)
China	27.8%
India	20.6%
Taiwan	17.8%
Korea, Republic of	9.9%
Brazil	3.9%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.5%
[6],[7]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Core Equity 2 ETF
Class Name	Dimensional Emerging Markets Core Equity 2 ETF
Trading Symbol	DFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Core Equity 2 ETF	$19	0.39%[1]
[8]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[8]
Net Assets	$ 4,827,073,000
Holdings Count | $ / shares	6,516
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,827,073
Number of Holdings	6,516
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Tencent Holdings, Ltd.	3.6%
Alibaba Group Holding, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
China Construction Bank Corp.	1.0%
ICICI Bank, Ltd.	0.7%
Ping An Insurance Group Co. of China, Ltd.	0.7%
SK Hynix, Inc.	0.7%
PDD Holdings, Inc.	0.6%
Bharti Airtel, Ltd.	0.6%

Top Countries (% of Total Investments)
China	28.0%
India	20.6%
Taiwan	17.7%
Korea, Republic of	9.8%
Saudi Arabia	3.9%
Brazil	3.8%
South Africa	3.1%
Mexico	1.7%
United Arab Emirates	1.6%
Malaysia	1.6%
[9],[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets ex China Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets ex China Core Equity ETF
Class Name	Dimensional Emerging Markets ex China Core Equity ETF
Trading Symbol	DEXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets ex China Core Equity ETF (the “Fund”) for the period of November 13, 2024 (date of the Fund’s inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets ex China Core Equity ETF	$8[1]	0.43%2,[3]
[11],[12],[13]
Expenses Paid, Amount	$ 8	[11]
Expense Ratio, Percent	0.43%	[12],[13]
Net Assets	$ 153,269,000
Holdings Count	3,484
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$153,269
Number of Holdings	3,484
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Samsung Electronics Co., Ltd.	1.4%
HDFC Bank, Ltd.	1.4%
Samsung Electronics Co., Ltd. Registered Shares, GDR	1.4%
ICICI Bank, Ltd.	1.3%
SK Hynix, Inc.	1.1%
Infosys, Ltd.	1.0%
Bharti Airtel, Ltd.	0.8%
Reliance Industries, Ltd.	0.8%
Vale SA	0.5%

Top Countries (% of Total Investments)
India	27.9%
Taiwan	24.8%
Korea, Republic of	13.6%
Saudi Arabia	5.7%
Brazil	5.3%
South Africa	4.4%
Mexico	2.3%
United Arab Emirates	2.2%
Malaysia	2.1%
Indonesia	2.0%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets High Profitability ETF
Class Name	Dimensional Emerging Markets High Profitability ETF
Trading Symbol	DEHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets High Profitability ETF	$20	0.41%1,[2]
[14],[15]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[14],[15]
Net Assets	$ 229,136,000
Holdings Count | $ / shares	799
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$229,136
Number of Holdings	799
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Tencent Holdings, Ltd.	5.8%
PDD Holdings, Inc.	2.5%
Meituan	2.0%
SK Hynix, Inc.	1.7%
Bharti Airtel, Ltd.	1.6%
Kuaishou Technology	1.5%
MediaTek, Inc.	1.5%
BYD Co., Ltd.	1.5%
Infosys, Ltd.	1.4%

Top Countries (% of Total Investments)
China	30.1%
India	19.1%
Taiwan	17.9%
Korea, Republic of	9.2%
Saudi Arabia	3.7%
South Africa	3.5%
Brazil	3.0%
Mexico	1.8%
United Arab Emirates	1.7%
Thailand	1.5%
[16],[17]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Class Name	Dimensional Emerging Markets Sustainability Core 1 ETF
Trading Symbol	DFSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Sustainability Core 1 ETF	$20	0.41%1,[2]
[18],[19]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[18],[19]
Net Assets	$ 370,180,000
Holdings Count | $ / shares	4,234
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$370,180
Number of Holdings	4,234
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
Tencent Holdings, Ltd.	3.8%
Alibaba Group Holding, Ltd.	1.7%
Infosys, Ltd.	1.0%
Xiaomi Corp.	0.9%
ICICI Bank, Ltd.	0.9%
Samsung Electronics Co., Ltd.	0.8%
Meituan	0.8%
Samsung Electronics Co., Ltd.	0.7%
China Construction Bank Corp.	0.7%

Top Countries (% of Total Investments)
China	29.1%
India	19.2%
Taiwan	18.1%
Korea, Republic of	11.2%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	2.7%
Mexico	2.0%
United Arab Emirates	2.0%
Poland	1.4%
[20],[21]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Emerging Markets Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value ETF
Class Name	Dimensional Emerging Markets Value ETF
Trading Symbol	DFEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value ETF	$21	0.43%1,[2]
[22],[23]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[22],[23]
Net Assets	$ 927,421,000
Holdings Count | $ / shares	3,148
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$927,421
Number of Holdings	3,148
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Reliance Industries, Ltd.	3.1%
Alibaba Group Holding, Ltd.	2.6%
China Construction Bank Corp.	2.3%
Axis Bank, Ltd.	1.6%
Hon Hai Precision Industry Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Industrial & Commercial Bank of China, Ltd.	1.3%
Ping An Insurance Group Co. of China, Ltd.	1.2%
Bank of China, Ltd.	1.1%
Saudi National Bank (The)	1.1%

Top Countries (% of Total Investments)
China	28.4%
India	20.3%
Taiwan	17.9%
Korea, Republic of	9.9%
Saudi Arabia	3.7%
Brazil	3.5%
South Africa	2.7%
United Arab Emirates	1.8%
Mexico	1.6%
Malaysia	1.5%
[24],[25]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Core Plus Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Core Plus Fixed Income ETF
Class Name	Dimensional Global Core Plus Fixed Income ETF
Trading Symbol	DFGP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Core Plus Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Core Plus Fixed Income ETF	$11	0.22%1,[2]
[26],[27]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[26],[27]
Net Assets	$ 1,428,600,000
Holdings Count | $ / shares	1,230
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,428,600
Number of Holdings	1,230
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	32.0%
Sovereign Bond	12.2%
Energy	10.0%
U.S. Government Agency Mortgages	8.0%
Consumer Discretionary	6.9%
Real Estate	5.3%
U.S. Treasury Obligation	5.1%
Communication Services	3.5%
Health Care	3.5%
Industrials	3.4%
Consumer Staples	2.9%
Materials	2.7%
Information Technology	2.7%
Utilities	1.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.7%
1 to 3 Years	8.2%
3 to 5 Years	5.5%
5 to 10 Years	36.4%
Greater than 10 Years	40.2%
[28]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Credit ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Credit ETF
Class Name	Dimensional Global Credit ETF
Trading Symbol	DGCB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Credit ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Credit ETF	$10	0.20%1,[2]
[29],[30]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[29],[30]
Net Assets	$ 564,598,000
Holdings Count | $ / shares	976
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$564,598
Number of Holdings	976
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	34.9%
Energy	12.6%
Industrials	7.0%
Utilities	6.0%
Health Care	6.0%
Real Estate	5.5%
Consumer Discretionary	5.2%
Communication Services	5.1%
Sovereign Bond	4.2%
Consumer Staples	3.8%
Information Technology	3.7%
Materials	3.4%
U.S. Treasury Obligation	2.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.9%
1 to 3 Years	8.9%
3 to 5 Years	6.4%
5 to 10 Years	39.1%
Greater than 10 Years	35.7%
[31]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global ex US Core Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global ex US Core Fixed Income ETF
Class Name	Dimensional Global ex US Core Fixed Income ETF
Trading Symbol	DFGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global ex US Core Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global ex US Core Fixed Income ETF	$10	0.20%1,[2]
[32],[33]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[32],[33]
Net Assets	$ 812,699,000
Holdings Count | $ / shares	543
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$812,699
Number of Holdings	543
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	44.6%
Sovereign Bond	17.9%
Consumer Discretionary	6.7%
Industrials	6.4%
Energy	4.9%
Utilities	4.3%
Communication Services	4.0%
Real Estate	3.4%
Consumer Staples	3.4%
Materials	1.8%
Health Care	1.3%
Information Technology	0.7%
U.S. Treasury Obligation	0.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.7%
1 to 3 Years	4.9%
3 to 5 Years	6.3%
5 to 10 Years	41.5%
Greater than 10 Years	40.6%
[34]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Real Estate ETF
Class Name	Dimensional Global Real Estate ETF
Trading Symbol	DFGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Real Estate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Real Estate ETF	$11	0.22%[1]
[35]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[35]
Net Assets	$ 2,367,420,000
Holdings Count | $ / shares	446
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,367,420
Number of Holdings	446
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
American Tower Corp.	6.0%
Welltower, Inc.	5.6%
Prologis, Inc.	5.4%
Equinix, Inc.	4.8%
Digital Realty Trust, Inc.	3.1%
Realty Income Corp.	2.9%
Simon Property Group, Inc.	2.9%
Public Storage	2.7%
Crown Castle, Inc.	2.6%
Goodman Group	2.2%

Top Countries (% of Total Investments)
United States	73.9%
Australia	6.3%
Japan	5.5%
United Kingdom	3.8%
Singapore	2.7%
France	1.8%
Canada	1.1%
Belgium	1.0%
Hong Kong	0.8%
South Africa	0.6%
[36],[37]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Global Sustainability Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Global Sustainability Fixed Income ETF
Class Name	Dimensional Global Sustainability Fixed Income ETF
Trading Symbol	DFSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Global Sustainability Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Global Sustainability Fixed Income ETF	$12	0.24%[1]
[38]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[38]
Net Assets	$ 459,914,000
Holdings Count | $ / shares	595
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$459,914
Number of Holdings	595
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	38.7%
Sovereign Bond	17.3%
U.S. Government Agency Mortgages	8.5%
Consumer Discretionary	6.3%
Information Technology	5.6%
Industrials	4.8%
Health Care	4.4%
U.S. Treasury Obligation	4.3%
Communication Services	4.0%
Energy	2.2%
Real Estate	2.2%
Consumer Staples	0.9%
Utilities	0.5%
Materials	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.1%
1 to 3 Years	8.9%
3 to 5 Years	10.9%
5 to 10 Years	17.8%
Greater than 10 Years	49.3%
[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Inflation-Protected Securities ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Inflation-Protected Securities ETF
Class Name	Dimensional Inflation-Protected Securities ETF
Trading Symbol	DFIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Inflation-Protected Securities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Inflation-Protected Securities ETF	$6	0.11%[1]
[40]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[40]
Net Assets	$ 889,280,000
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$889,280
Number of Holdings	19
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Treasury Obligation	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	0.2%
3 to 5 Years	36.4%
5 to 10 Years	47.5%
Greater than 10 Years	15.9%
[41]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity 2 ETF
Class Name	Dimensional International Core Equity 2 ETF
Trading Symbol	DFIC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity 2 ETF	$11	0.22%[1]
[42]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[42]
Net Assets	$ 8,682,525,000
Holdings Count | $ / shares	4,126
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$8,682,525
Number of Holdings	4,126
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	1.0%
Novartis AG	0.9%
Toyota Motor Corp.	0.9%
TotalEnergies SE	0.8%
Deutsche Telekom AG	0.7%
Nestle SA	0.7%
Royal Bank of Canada	0.6%
ASML Holding NV	0.6%
Roche Holding AG	0.6%
Sony Group Corp.	0.5%

Top Countries (% of Total Investments)
Japan	22.9%
United Kingdom	11.9%
Canada	11.0%
Germany	9.2%
France	7.9%
Switzerland	7.7%
Australia	5.9%
Italy	3.5%
Netherlands	3.5%
Sweden	2.9%
[43],[44]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Core Equity Market ETF
Class Name	Dimensional International Core Equity Market ETF
Trading Symbol	DFAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Core Equity Market ETF	$9	0.18%[1]
[45]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
Net Assets	$ 9,468,190,000
Holdings Count | $ / shares	3,850
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,468,190
Number of Holdings	3,850
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Nestle SA	1.1%
SAP SE	1.1%
Roche Holding AG	1.0%
Shell PLC	1.0%
ASML Holding NV	0.9%
HSBC Holdings PLC	0.8%
Toyota Motor Corp.	0.8%
Novo Nordisk A/S	0.8%
AstraZeneca PLC	0.8%
Sony Group Corp.	0.8%

Top Countries (% of Total Investments)
Japan	22.2%
United Kingdom	12.6%
Canada	11.2%
France	8.8%
Germany	8.7%
Switzerland	8.3%
Australia	6.2%
Netherlands	3.5%
Sweden	3.0%
Italy	3.0%
[46],[47]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International High Profitability ETF
Class Name	Dimensional International High Profitability ETF
Trading Symbol	DIHP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International High Profitability ETF	$14	0.27%[1]
[48]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[48]
Net Assets	$ 3,696,889,000
Holdings Count | $ / shares	483
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,696,889
Number of Holdings	483
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.0%
Nestle SA	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
Sony Group Corp.	2.0%
TotalEnergies SE	2.0%
Unilever PLC	1.7%
ASML Holding NV	1.7%
Rheinmetall AG	1.4%
Novo Nordisk A/S	1.4%
Deutsche Telekom AG	1.4%

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	13.0%
Canada	10.5%
France	9.5%
Germany	9.2%
Switzerland	9.0%
Australia	6.2%
Netherlands	3.8%
Sweden	2.8%
Italy	2.9%
[49],[50]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap ETF
Class Name	Dimensional International Small Cap ETF
Trading Symbol	DFIS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Small Cap ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap ETF	$20	0.38%[1]
[51]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[51]
Net Assets	$ 2,724,167,000
Holdings Count | $ / shares	3,442
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,724,167
Number of Holdings	3,442
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banca Monte dei Paschi di Siena SpA	0.5%
BAWAG Group AG	0.5%
Swissquote Group Holding SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ	0.4%
Unipol Assicurazioni SpA	0.3%
PSP Swiss Property AG	0.3%
thyssenkrupp AG	0.3%
SPIE SA	0.3%
LEG Immobilien SE	0.3%

Top Countries (% of Total Investments)
Japan	23.8%
United Kingdom	12.5%
Canada	10.7%
Switzerland	7.5%
Germany	6.7%
Australia	6.1%
France	5.6%
Italy	4.7%
Sweden	3.4%
Finland	2.9%
[52],[53]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Small Cap Value ETF
Class Name	Dimensional International Small Cap Value ETF
Trading Symbol	DISV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Small Cap Value ETF	$22	0.42%[1]
[54]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[54]
Net Assets	$ 2,805,167,000
Holdings Count | $ / shares	1,471
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,805,167
Number of Holdings	1,471
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banca Monte dei Paschi di Siena SpA	0.9%
Banca Popolare di Sondrio SPA	0.7%
IAMGOLD Corp.	0.7%
Lion Finance Group PLC	0.7%
Bellway PLC	0.7%
Eldorado Gold Corp.	0.6%
Swiss Prime Site AG	0.6%
Sydbank A/S	0.6%
TBC Bank Group PLC	0.6%
TP ICAP Group PLC	0.6%

Top Countries (% of Total Investments)
Japan	25.1%
United Kingdom	13.6%
Canada	10.3%
Australia	7.2%
Switzerland	6.5%
Germany	5.9%
France	5.4%
Italy	4.8%
Sweden	3.4%
Denmark	2.8%
[55],[56]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Sustainability Core 1 ETF
Class Name	Dimensional International Sustainability Core 1 ETF
Trading Symbol	DFSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Sustainability Core 1 ETF	$12	0.24%[1]
[57]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[57]
Net Assets	$ 675,634,000
Holdings Count | $ / shares	2,886
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$675,634
Number of Holdings	2,886
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Novartis AG	1.1%
Roche Holding AG	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Novo Nordisk A/S	1.0%
Unilever PLC	0.9%
AstraZeneca PLC	0.9%
Toyota Motor Corp.	0.8%
Royal Bank of Canada	0.8%
Sony Group Corp.	0.8%

Top Countries (% of Total Investments)
Japan	20.3%
United Kingdom	12.8%
Canada	10.3%
France	8.7%
Germany	8.6%
Switzerland	8.2%
Australia	5.2%
Netherlands	5.1%
Sweden	4.1%
United States	0.3%
[58],[59]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Value ETF
Class Name	Dimensional International Value ETF
Trading Symbol	DFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Value ETF	$14	0.27%[1]
[60]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[60]
Net Assets	$ 10,788,946,000
Holdings Count | $ / shares	545
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,788,946
Number of Holdings	545
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	3.0%
TotalEnergies SE	1.9%
Zurich Insurance Group AG	1.4%
BASF SE	1.3%
Holcim AG	1.3%
HSBC Holdings PLC	1.3%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.2%
Swiss Re AG	1.2%
Novartis AG	1.1%

Top Countries (% of Total Investments)
Japan	21.6%
United Kingdom	12.1%
Canada	10.6%
France	9.9%
Switzerland	9.6%
Germany	9.1%
Australia	5.2%
Netherlands	4.7%
Spain	2.9%
Sweden	2.7%
[61],[62]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional National Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Dimensional National Municipal Bond ETF
Class Name	Dimensional National Municipal Bond ETF
Trading Symbol	DFNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional National Municipal Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional National Municipal Bond ETF	$8	0.17%1,[2]
[63],[64]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[63],[64]
Net Assets	$ 1,531,506,000
Holdings Count | $ / shares	1,028
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,531,506
Number of Holdings	1,028
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	44.6%
School District	18.4%
General	8.1%
Medical	5.6%
Water	5.4%
Power	4.1%
Transportation	4.0%
Higher Education	3.4%
Utilities	2.9%
Education	2.2%
Airport	0.8%
Development	0.2%
Other	0.2%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.7%
1 to 3 Years	17.2%
3 to 5 Years	14.1%
5 to 10 Years	13.1%
Greater than 10 Years	41.9%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Short-Duration Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Short-Duration Fixed Income ETF
Class Name	Dimensional Short-Duration Fixed Income ETF
Trading Symbol	DFSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Short-Duration Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Short-Duration Fixed Income ETF	$8	0.16%1,[2]
[65],[66]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[65],[66]
Net Assets	$ 4,453,490,000
Holdings Count | $ / shares	1,247
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,453,490
Number of Holdings	1,247
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	48.3%
Health Care	7.5%
Energy	7.4%
U.S. Treasury Obligation	6.2%
Consumer Discretionary	6.0%
Real Estate	6.0%
Information Technology	4.8%
Industrials	4.3%
Consumer Staples	3.0%
Communication Services	2.1%
Sovereign Bond	1.8%
Utilities	1.7%
Materials	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.8%
1 to 3 Years	17.6%
3 to 5 Years	70.1%
5 to 10 Years	0.5%
[67]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Core Equity 2 ETF
Class Name	Dimensional U.S. Core Equity 2 ETF
Trading Symbol	DFAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Core Equity 2 ETF	$8	0.17%[1]
[68]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[68]
Net Assets	$ 30,784,032,000
Holdings Count | $ / shares	2,574
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$30,784,032
Number of Holdings	2,574
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.3%
Meta Platforms, Inc.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.2%
Eli Lilly & Co.	1.2%
JPMorgan Chase & Co.	1.1%
Berkshire Hathaway, Inc.	1.1%
Alphabet, Inc.	1.0%

Sector Allocation (% of Total Investments)
Information Technology	23.7%
Financials	17.3%
Industrials	13.4%
Health Care	10.3%
Consumer Discretionary	10.0%
Communication Services	7.9%
Consumer Staples	6.4%
Energy	4.7%
Materials	3.7%
Utilities	2.2%
Real Estate	0.4%
[69],[70]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Equity Market ETF
Class Name	Dimensional U.S. Equity Market ETF
Trading Symbol	DFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Equity Market ETF	$4	0.09%[1]
[71]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[71]
Net Assets	$ 13,494,194,000
Holdings Count | $ / shares	2,469
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$13,494,194
Number of Holdings	2,469
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
Microsoft Corp.	5.4%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
Alphabet, Inc. Class A	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
Tesla, Inc.	1.6%

Sector Allocation (% of Total Investments)
Information Technology	29.0%
Financials	15.4%
Health Care	10.9%
Consumer Discretionary	10.9%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.7%
Materials	2.4%
Real Estate	0.2%
[72],[73]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Marketwide Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Marketwide Value ETF
Class Name	Dimensional US Marketwide Value ETF
Trading Symbol	DFUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Marketwide Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Marketwide Value ETF	$10	0.21%[1]
[74]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[74]
Net Assets	$ 10,711,714,000
Holdings Count | $ / shares	1,303
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,711,714
Number of Holdings	1,303
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Berkshire Hathaway, Inc.	4.0%
Exxon Mobil Corp.	3.6%
UnitedHealth Group, Inc.	1.9%
Chevron Corp.	1.9%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.7%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Abbott Laboratories	1.3%

Sector Allocation (% of Total Investments)
Financials	25.8%
Health Care	15.0%
Industrials	14.4%
Energy	11.4%
Information Technology	9.4%
Communication Services	7.5%
Materials	6.4%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Real Estate	0.6%
Utilities	0.1%
[75],[76]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Small Cap ETF
Class Name	Dimensional U.S. Small Cap ETF
Trading Symbol	DFAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Small Cap ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Small Cap ETF	$12	0.26%[1]
[77]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.26%	[77]
Net Assets	$ 9,078,999,000
Holdings Count | $ / shares	2,046
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,078,999
Number of Holdings	2,046
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.6%
BellRing Brands, Inc.	0.3%
United States Steel Corp.	0.3%
Carpenter Technology Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
ExlService Holdings, Inc.	0.3%
Wintrust Financial Corp.	0.2%
Ensign Group, Inc. (The)	0.2%
Range Resources Corp.	0.2%
Kyndryl Holdings, Inc.	0.2%

Sector Allocation (% of Total Investments)
Financials	21.1%
Industrials	20.8%
Consumer Discretionary	13.8%
Information Technology	11.8%
Health Care	10.3%
Materials	6.1%
Energy	4.7%
Consumer Staples	4.4%
Utilities	3.5%
Communication Services	2.9%
Real Estate	0.6%
[78],[79]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional U.S. Targeted Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional U.S. Targeted Value ETF
Class Name	Dimensional U.S. Targeted Value ETF
Trading Symbol	DFAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional U.S. Targeted Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional U.S. Targeted Value ETF	$13	0.28%[1]
[80]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.28%	[80]
Net Assets	$ 9,642,685,000
Holdings Count | $ / shares	1,520
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,642,685
Number of Holdings	1,520
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Molson Coors Beverage Co.	0.6%
United States Steel Corp.	0.6%
Ally Financial, Inc.	0.6%
TD SYNNEX Corp.	0.6%
First Horizon Corp.	0.6%
Mosaic Co. (The)	0.5%
SouthState Corp.	0.5%
Unum Group	0.5%
Conagra Brands, Inc.	0.5%
J.M. Smucker Co. (The)	0.5%

Sector Allocation (% of Total Investments)
Financials	29.9%
Industrials	15.9%
Consumer Discretionary	13.9%
Energy	8.4%
Materials	7.0%
Consumer Staples	6.8%
Health Care	6.5%
Information Technology	6.4%
Communication Services	3.8%
Real Estate	1.1%
Utilities	0.3%
[81],[82]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional Ultrashort Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Dimensional Ultrashort Fixed Income ETF
Class Name	Dimensional Ultrashort Fixed Income ETF
Trading Symbol	DUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Ultrashort Fixed Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Ultrashort Fixed Income ETF	$8	0.15%[1]
[83]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[83]
Net Assets	$ 1,183,049,000
Holdings Count | $ / shares	439
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,183,049
Number of Holdings	439
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	42.8%
Industrials	8.2%
Utilities	8.2%
Energy	5.1%
U.S. Treasury Obligation	5.1%
Consumer Staples	5.1%
Materials	4.8%
Consumer Discretionary	4.7%
Health Care	4.3%
Real Estate	4.2%
Information Technology	3.8%
Sovereign Bond	1.9%
Communication Services	1.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	81.0%
1 to 3 Years	19.0%
[84]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity 1 ETF
Class Name	Dimensional US Core Equity 1 ETF
Trading Symbol	DCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Core Equity 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity 1 ETF	$7	0.14%[1]
[85]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[85]
Net Assets	$ 1,511,664,000
Holdings Count | $ / shares	2,263
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,511,664
Number of Holdings	2,263
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.3%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc. Class A	1.4%
Eli Lilly & Co.	1.4%
Alphabet, Inc. Class C	1.2%

Sector Allocation (% of Total Investments)
Information Technology	24.3%
Financials	17.3%
Industrials	12.6%
Consumer Discretionary	10.2%
Health Care	10.1%
Communication Services	8.5%
Consumer Staples	6.4%
Energy	4.4%
Materials	3.3%
Utilities	2.6%
Real Estate	0.3%
[86],[87]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Core Equity Market ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Core Equity Market ETF
Class Name	Dimensional US Core Equity Market ETF
Trading Symbol	DFAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Core Equity Market ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Core Equity Market ETF	$6	0.12%[1]
[88]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[88]
Net Assets	$ 7,339,950,000
Holdings Count | $ / shares	2,376
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,339,950
Number of Holdings	2,376
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc.	2.3%
Alphabet, Inc. Class A	1.6%
Berkshire Hathaway, Inc.	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. Class C	1.4%
Eli Lilly & Co.	1.4%

Sector Allocation (% of Total Investments)
Information Technology	27.7%
Financials	15.5%
Consumer Discretionary	10.8%
Industrials	10.8%
Health Care	10.5%
Communication Services	8.9%
Consumer Staples	6.2%
Energy	3.8%
Utilities	2.8%
Materials	2.7%
Real Estate	0.3%
[89],[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US High Profitability ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US High Profitability ETF
Class Name	Dimensional US High Profitability ETF
Trading Symbol	DUHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US High Profitability ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US High Profitability ETF	$10	0.20%[1]
[91]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[91]
Net Assets	$ 7,619,441,000
Holdings Count | $ / shares	174
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,619,441
Number of Holdings	174
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
NVIDIA Corp.	5.2%
Eli Lilly & Co.	5.1%
Visa, Inc.	4.8%
Microsoft Corp.	4.4%
Mastercard, Inc.	3.3%
Costco Wholesale Corp.	3.0%
AbbVie, Inc.	3.0%
Home Depot, Inc. (The)	2.5%
Johnson & Johnson	2.4%

Sector Allocation (% of Total Investments)
Information Technology	25.7%
Health Care	17.0%
Industrials	16.5%
Financials	12.1%
Consumer Staples	11.1%
Consumer Discretionary	9.8%
Energy	3.8%
Communication Services	2.0%
Materials	1.2%
Utilities	0.8%
[92],[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Value ETF
Class Name	Dimensional US Large Cap Value ETF
Trading Symbol	DFLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Large Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Value ETF	$10	0.20%[1]
[94]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[94]
Net Assets	$ 3,205,567,000
Holdings Count | $ / shares	342
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,205,567
Number of Holdings	342
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	4.0%
Berkshire Hathaway, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
Johnson & Johnson	2.3%
Chevron Corp.	2.0%
Cisco Systems, Inc.	1.9%
AT&T, Inc.	1.8%
Verizon Communications, Inc.	1.4%
Comcast Corp.	1.3%

Sector Allocation (% of Total Investments)
Financials	24.3%
Health Care	15.8%
Industrials	13.4%
Energy	12.3%
Information Technology	9.3%
Communication Services	7.7%
Materials	7.2%
Consumer Staples	5.4%
Consumer Discretionary	4.0%
Real Estate	0.6%
[95],[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Large Cap Vector ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Large Cap Vector ETF
Class Name	Dimensional US Large Cap Vector ETF
Trading Symbol	DFVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Large Cap Vector ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Large Cap Vector ETF	$10	0.21%1,[2]
[97],[98]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[97],[98]
Net Assets	$ 396,497,000
Holdings Count | $ / shares	348
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$396,497
Number of Holdings	348
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc.	4.5%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc. Class A	2.6%
Alphabet, Inc. Class C	2.2%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	2.0%
Visa, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%

Sector Allocation (% of Total Investments)
Information Technology	15.2%
Financials	15.1%
Industrials	14.5%
Communication Services	13.3%
Health Care	11.3%
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	7.2%
Materials	3.8%
Utilities	0.5%
Real Estate	0.2%
[99],[100]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Real Estate ETF
Class Name	Dimensional US Real Estate ETF
Trading Symbol	DFAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Real Estate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Real Estate ETF	$9	0.19%[1]
[101]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[101]
Net Assets	$ 1,298,693,000
Holdings Count | $ / shares	132
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,298,693
Number of Holdings	132
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
American Tower Corp.	8.2%
Prologis, Inc.	7.4%
Equinix, Inc.	6.4%
Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.3%
Realty Income Corp.	4.1%
Simon Property Group, Inc.	4.1%
Public Storage	3.8%
Crown Castle, Inc.	3.6%
VICI Properties, Inc.	2.7%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[102],[103]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Small Cap Value ETF
Class Name	Dimensional US Small Cap Value ETF
Trading Symbol	DFSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Small Cap Value ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Small Cap Value ETF	$14	0.29%[1]
[104]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[104]
Net Assets	$ 4,153,674,000
Holdings Count | $ / shares	1,012
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,153,674
Number of Holdings	1,012
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
United States Steel Corp.	0.9%
Webster Financial Corp.	0.7%
Lithia Motors, Inc.	0.7%
Old National Bancorp	0.6%
Post Holdings, Inc.	0.6%
Mohawk Industries, Inc.	0.6%
MGIC Investment Corp.	0.6%
Taylor Morrison Home Corp.	0.6%
Prosperity Bancshares, Inc.	0.6%
BorgWarner, Inc.	0.6%

Sector Allocation (% of Total Investments)
Financials	30.5%
Industrials	18.0%
Consumer Discretionary	14.5%
Energy	9.4%
Materials	6.9%
Information Technology	6.1%
Health Care	5.6%
Consumer Staples	4.4%
Communication Services	2.9%
Real Estate	1.0%
Utilities	0.7%
[105],[106]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Sustainability Core 1 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Sustainability Core 1 ETF
Class Name	Dimensional US Sustainability Core 1 ETF
Trading Symbol	DFSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Sustainability Core 1 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Sustainability Core 1 ETF	$7	0.15%[1]
[107]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[107]
Net Assets	$ 1,279,676,000
Holdings Count | $ / shares	1,909
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,279,676
Number of Holdings	1,909
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.2%
NVIDIA Corp.	5.2%
Meta Platforms, Inc.	3.2%
Amazon.com, Inc.	2.5%
Microsoft Corp.	2.3%
Alphabet, Inc. Class A	1.7%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.5%
Alphabet, Inc. Class C	1.4%
Broadcom, Inc.	1.3%

Sector Allocation (% of Total Investments)
Information Technology	24.1%
Financials	18.8%
Industrials	13.0%
Health Care	12.1%
Consumer Discretionary	11.6%
Communication Services	9.6%
Consumer Staples	5.4%
Materials	2.6%
Energy	1.5%
Utilities	0.9%
Real Estate	0.4%
[108],[109]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World Equity ETF
Class Name	Dimensional World Equity ETF
Trading Symbol	DFAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional World Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World Equity ETF	$12	0.25%[1]
[110]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[110]
Net Assets	$ 665,368,000
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	3.00%	[111]
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$665,368
Number of Holdings	6
Portfolio Turnover Rate	3%*
[111]
Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
Dimensional U.S. Core Equity 2 ETF	52.5%
Dimensional International Core Equity 2 ETF	19.8%
Dimensional US Core Equity 1 ETF	17.6%
Dimensional Emerging Markets Core Equity 2 ETF	8.0%
Dimensional Global Real Estate ETF	2.1%
[112]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional World ex U.S. Core Equity 2 ETF
Shareholder Report [Line Items]
Fund Name	Dimensional World ex U.S. Core Equity 2 ETF
Class Name	Dimensional World ex U.S. Core Equity 2 ETF
Trading Symbol	DFAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional World ex U.S. Core Equity 2 ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional World ex U.S. Core Equity 2 ETF	$14	0.28%[1]
[113]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[113]
Net Assets	$ 7,858,204,000
Holdings Count | $ / shares	10,268
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,858,204
Number of Holdings	10,268
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co., Ltd.	1.3%
Novartis AG	0.8%
Tencent Holdings, Ltd.	0.7%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Samsung Electronics Co., Ltd.	0.6%
TotalEnergies SE	0.6%
Nestle SA	0.5%
Royal Bank of Canada	0.5%
Deutsche Telekom AG	0.4%

Top Countries (% of Total Investments)
Japan	15.7%
China	8.4%
Canada	7.8%
United Kingdom	7.4%
Germany	6.2%
India	5.9%
Switzerland	5.6%
France	5.6%
Taiwan	5.5%
Australia	4.2%
[114],[115]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional US Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional US Vector Equity ETF
Class Name	Dimensional US Vector Equity ETF
Trading Symbol	DXUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional US Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional US Vector Equity ETF	$13	0.27%1,[2]
[116],[117]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[116],[117]
Net Assets	$ 189,653,000
Holdings Count | $ / shares	1,995
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$189,653
Number of Holdings	1,995
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	4.4%
Microsoft Corp.	3.8%
NVIDIA Corp.	3.7%
Meta Platforms, Inc.	2.2%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.0%
Eli Lilly & Co.	1.0%
Alphabet, Inc. Class C	0.9%
Johnson & Johnson	0.8%
JPMorgan Chase & Co.	0.8%

Sector Allocation (% of Total Investments)
Information Technology	19.0%
Financials	18.9%
Industrials	15.8%
Consumer Discretionary	11.0%
Health Care	9.8%
Consumer Staples	7.1%
Communication Services	6.9%
Energy	5.4%
Materials	4.6%
Utilities	1.2%
Real Estate	0.3%
[118],[119]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Dimensional International Vector Equity ETF
Shareholder Report [Line Items]
Fund Name	Dimensional International Vector Equity ETF
Class Name	Dimensional International Vector Equity ETF
Trading Symbol	DXIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional International Vector Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional International Vector Equity ETF	$17	0.32%1,[2]
[120],[121]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[120],[121]
Net Assets	$ 80,583,000
Holdings Count | $ / shares	2,710
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$80,583
Number of Holdings	2,710
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.1%
Shell PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%
Deutsche Telekom AG	0.7%
Toyota Motor Corp.	0.6%
Roche Holding AG	0.6%
BHP Group, Ltd.	0.6%
Sony Group Corp.	0.5%
BASF SE	0.5%

Top Countries (% of Total Investments)
Japan	23.3%
Canada	11.4%
United Kingdom	10.5%
Germany	9.1%
France	7.9%
Switzerland	7.4%
Australia	6.2%
Netherlands	3.7%
Italy	3.2%
Sweden	3.0%
[122],[123]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
2	Annualized

[4]
Excludes cash investments and collateral for loaned securities, if any.

[5]
1	Annualized

[6]
Excludes short-term investments and collateral for loaned securities, if any.

[7]
Excludes short-term investments and collateral for loaned securities, if any.

[8]
1	Annualized

[9]
Excludes short-term investments and collateral for loaned securities, if any.

[10]
Excludes short-term investments and collateral for loaned securities, if any.

[11]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[12]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[13]
3	Annualized

[14]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[15]
2	Annualized

[16]
Excludes short-term investments and collateral for loaned securities, if any.

[17]
Excludes short-term investments and collateral for loaned securities, if any.

[18]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[19]
2	Annualized

[20]
Excludes short-term investments and collateral for loaned securities, if any.

[21]
Excludes short-term investments and collateral for loaned securities, if any.

[22]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[23]
2	Annualized

[24]
Excludes short-term investments and collateral for loaned securities, if any.

[25]
Excludes short-term investments and collateral for loaned securities, if any.

[26]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[27]
2	Annualized

[28]
Excludes cash investments and collateral for loaned securities, if any.

[29]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[30]
2	Annualized

[31]
Excludes cash investments and collateral for loaned securities, if any.

[32]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[33]
2	Annualized

[34]
Excludes cash investments and collateral for loaned securities, if any.

[35]
1	Annualized

[36]
Excludes short-term investments and collateral for loaned securities, if any.

[37]
Excludes short-term investments and collateral for loaned securities, if any.

[38]
1	Annualized

[39]
Excludes cash investments and collateral for loaned securities, if any.

[40]
1	Annualized

[41]
Excludes cash investments and collateral for loaned securities, if any.

[42]
1	Annualized

[43]
Excludes short-term investments and collateral for loaned securities, if any.

[44]
Excludes short-term investments and collateral for loaned securities, if any.

[45]
1	Annualized

[46]
Excludes short-term investments and collateral for loaned securities, if any.

[47]
Excludes short-term investments and collateral for loaned securities, if any.

[48]
1	Annualized

[49]
Excludes short-term investments and collateral for loaned securities, if any.

[50]
Excludes short-term investments and collateral for loaned securities, if any.

[51]
1	Annualized

[52]
Excludes short-term investments and collateral for loaned securities, if any.

[53]
Excludes short-term investments and collateral for loaned securities, if any.

[54]
1	Annualized

[55]
Excludes short-term investments and collateral for loaned securities, if any.

[56]
Excludes short-term investments and collateral for loaned securities, if any.

[57]
1	Annualized

[58]
Excludes short-term investments and collateral for loaned securities, if any.

[59]
Excludes short-term investments and collateral for loaned securities, if any.

[60]
1	Annualized

[61]
Excludes short-term investments and collateral for loaned securities, if any.

[62]
Excludes short-term investments and collateral for loaned securities, if any.

[63]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[64]
2	Annualized

[65]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[66]
2	Annualized

[67]
Excludes cash investments and collateral for loaned securities, if any.

[68]
1	Annualized

[69]
Excludes short-term investments and collateral for loaned securities, if any.

[70]
Excludes short-term investments and collateral for loaned securities, if any.

[71]
1	Annualized

[72]
Excludes short-term investments and collateral for loaned securities, if any.

[73]
Excludes short-term investments and collateral for loaned securities, if any.

[74]
1	Annualized

[75]
Excludes short-term investments and collateral for loaned securities, if any.

[76]
Excludes short-term investments and collateral for loaned securities, if any.

[77]
1	Annualized

[78]
Excludes short-term investments and collateral for loaned securities, if any.

[79]
Excludes short-term investments and collateral for loaned securities, if any.

[80]
1	Annualized

[81]
Excludes short-term investments and collateral for loaned securities, if any.

[82]
Excludes short-term investments and collateral for loaned securities, if any.

[83]
1	Annualized

[84]
Excludes cash investments and collateral for loaned securities, if any.

[85]
1	Annualized

[86]
Excludes short-term investments and collateral for loaned securities, if any.

[87]
Excludes short-term investments and collateral for loaned securities, if any.

[88]
1	Annualized

[89]
Excludes short-term investments and collateral for loaned securities, if any.

[90]
Excludes short-term investments and collateral for loaned securities, if any.

[91]
1	Annualized

[92]
Excludes short-term investments and collateral for loaned securities, if any.

[93]
Excludes short-term investments and collateral for loaned securities, if any.

[94]
1	Annualized

[95]
Excludes short-term investments and collateral for loaned securities, if any.

[96]
Excludes short-term investments and collateral for loaned securities, if any.

[97]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[98]
2	Annualized

[99]
Excludes short-term investments and collateral for loaned securities, if any.

[100]
Excludes short-term investments and collateral for loaned securities, if any.

[101]
1	Annualized

[102]
Excludes short-term investments and collateral for loaned securities, if any.

[103]
Excludes short-term investments and collateral for loaned securities, if any.

[104]
1	Annualized

[105]
Excludes short-term investments and collateral for loaned securities, if any.

[106]
Excludes short-term investments and collateral for loaned securities, if any.

[107]
1	Annualized

[108]
Excludes short-term investments and collateral for loaned securities, if any.

[109]
Excludes short-term investments and collateral for loaned securities, if any.

[110]
1	Annualized

[111]
*	Calculated based on weighted average of each of the Fund’s underlying investments.

[112]
Excludes cash investments and collateral for loaned securities, if any.

[113]
1	Annualized

[114]
Excludes short-term investments and collateral for loaned securities, if any.

[115]
Excludes short-term investments and collateral for loaned securities, if any.

[116]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[117]
2	Annualized

[118]
Excludes short-term investments and collateral for loaned securities, if any.

[119]
Excludes short-term investments and collateral for loaned securities, if any.

[120]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[121]
2	Annualized

[122]
Excludes short-term investments and collateral for loaned securities, if any.

[123]
Excludes short-term investments and collateral for loaned securities, if any.